Accounts Payable - An aging analysis for accounts payable - third parties based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable
Accounts payable	$ 43,725	$ 42,521
Third parties
Accounts Payable
Accounts payable	43,078	42,521
Third parties | Not later than 3 months
Accounts Payable
Accounts payable	37,946	37,805
Third parties | Between 3 months to 6 months
Accounts Payable
Accounts payable	2,972	2,638
Third parties | Between 6 months to 1 year
Accounts Payable
Accounts payable	1,081	833
Third parties | Later than 1 year
Accounts Payable
Accounts payable	$ 1,079	$ 1,245